Jun. 26, 2025
Morgan Stanley Long Duration Government Opportunities Fund

The fourth paragraph of the section of the Prospectus titled "Fund Summary—Principal Investment Strategies" is hereby deleted in its entirety and replaced with the following:

The Fund may, but it is not required to, use derivative instruments for risk management or other portfolio management purposes, including to adjust the Fund's dollar-weighted average effective duration. The Fund's use of derivatives may involve the purchase and sale of derivative instruments such as futures, options, swaps and other related instruments and techniques, such as reverse repurchase agreements. These derivative instruments will be counted toward the Fund's 80% policy discussed above to the extent they have economic characteristics similar to the securities included within that policy.

SUPPLEMENT DATED JUNE 26, 2025 TO THE PROSPECTUS OF
Morgan Stanley Long Duration Government Opportunities Fund (the "Fund"),
dated April 30, 2025, as supplemented

Effective immediately, the below changes are made to the Fund's Prospectus.